UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 06/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 6.0%
The Boeing Co.	2,334,000	$172,552,620
General Dynamics Corp.	1,110,200	82,732,104
Precision Castparts Corp.	386,100	63,571,365

		318,856,089

Air Freight & Logistics – 1.7%
United Parcel Service, Inc., Class B	1,223,100	89,200,683

Airlines – 1.2%
Delta Air Lines, Inc.(a)	1,932,800	17,723,776
United Continental Holdings, Inc.(a)	2,094,800	47,405,324

		65,129,100

Auto Components – 1.9%
BorgWarner, Inc.(a)	600,900	48,546,711
Johnson Controls, Inc.	1,315,100	54,787,066

		103,333,777

Automobiles – 1.5%
Ford Motor Co.(a)	3,860,300	53,233,537
Tesla Motors, Inc.(a)(b)	866,200	25,232,406

		78,465,943

Beverages – 2.4%
The Coca-Cola Co.	1,854,254	124,772,752

Biotechnology – 3.2%
Biogen Idec, Inc.(a)	539,841	57,719,800
Dendreon Corp.(a)	2,167,400	85,482,256
Vertex Pharmaceuticals, Inc.(a)(b)	530,800	27,596,292

		170,798,348

Capital Markets – 1.1%
Jefferies Group, Inc.	2,743,500	55,967,400

Communications Equipment – 6.7%
Acme Packet, Inc.(a)	263,600	18,486,268
Alcatel-Lucent - ADR(a)	10,550,700	60,877,539
Juniper Networks, Inc.(a)	1,428,600	45,000,900
QUALCOMM, Inc.	4,111,400	233,486,406

		357,851,113

Computers & Peripherals – 8.0%
Apple, Inc.(a)	958,758	321,826,298
NetApp, Inc.(a)	1,960,500	103,475,190

		425,301,488

Diversified Consumer Services – 0.5%
Apollo Group, Inc., Class A(a)	563,300	24,604,944

Diversified Financial Services – 1.5%
Moody’s Corp.	2,054,300	78,782,405

Diversified Telecommunication Services – 1.3%
Verizon Communications, Inc.	1,844,100	68,655,843

Energy Equipment & Services – 4.3%
Halliburton Co.	1,419,800	72,409,800
Schlumberger Ltd.	1,785,617	154,277,309

		226,687,109

Food & Staples Retailing – 0.8%
Whole Foods Market, Inc.	679,000	43,082,550

Health Care Providers & Services – 4.0%
AmerisourceBergen Corp.	1,488,700	61,632,180
Express Scripts, Inc.(a)	1,618,800	87,382,824
Lincare Holdings, Inc.	2,168,400	63,469,068

		212,484,072

Health Care Technology – 1.5%
Cerner Corp.(a)(b)	1,310,400	80,078,544

Hotels, Restaurants & Leisure – 3.9%
Las Vegas Sands Corp.(a)	1,887,700	79,679,817
Starbucks Corp.	2,011,080	79,417,549
Starwood Hotels & Resorts Worldwide, Inc.	807,690	45,262,948

		204,360,314

Household Products – 2.9%
The Procter & Gamble Co.	2,441,886	155,230,693

Internet & Catalog Retail – 2.7%
Amazon.com, Inc.(a)	710,140	145,216,529

Internet Software & Services – 1.6%
Google, Inc., Class A(a)	165,026	83,565,866

IT Services – 4.0%
Accenture Plc, Class A	1,059,200	63,996,864
Cognizant Technology Solutions Corp., Class A(a)	869,100	63,739,794
International Business Machines Corp.	242,000	41,515,100
VeriFone Systems, Inc.(a)	923,200	40,943,920

		210,195,678

Life Sciences Tools & Services – 2.3%
Covance, Inc.(a)	1,136,700	67,485,879
Thermo Fisher Scientific, Inc.(a)	822,100	52,935,019

		120,420,898

Machinery – 5.7%
Caterpillar, Inc.	505,100	53,772,946
Danaher Corp.	2,844,244	150,716,489
Stanley Black & Decker, Inc.	811,300	58,454,165
Terex Corp.(a)	1,329,900	37,835,655

		300,779,255

Media – 2.5%
Viacom, Inc., Class B	1,764,000	89,964,000
The Walt Disney Co.	1,035,100	40,410,304

		130,374,304

Metals & Mining – 2.1%
Freeport-McMoRan Copper & Gold, Inc.	2,108,774	111,554,144

Oil, Gas & Consumable Fuels – 3.6%
Alpha Natural Resources, Inc.(a)	1,292,250	58,719,856
Anadarko Petroleum Corp.	1,403,100	107,701,956
Exxon Mobil Corp.	318,000	25,878,840

		192,300,652

Portfolio Abbreviation

ADR American	Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2011	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Pharmaceuticals – 2.4%
Allergan, Inc.	843,000	$70,179,750
Johnson & Johnson	822,100	54,686,092

		124,865,842

Professional Services – 1.1%
Manpower, Inc.	1,062,600	57,008,490

Semiconductors & Semiconductor Equipment – 2.3%
Altera Corp.	853,400	39,555,090
Broadcom Corp., Class A	1,026,967	34,547,170
Micron Technology, Inc.(a)	6,445,930	48,215,556

		122,317,816

Software – 9.5%
Check Point Software Technologies Ltd.(a)	1,862,115	105,861,238
Oracle Corp.	4,412,500	145,215,375
Red Hat, Inc.(a)	1,717,700	78,842,430
Salesforce.com, Inc.(a)	716,709	106,775,307
VMware, Inc., Class A(a)	675,700	67,725,411

		504,419,761

Specialty Retail – 2.5%
The Home Depot, Inc.	2,180,300	78,970,466
Tiffany & Co.	714,300	56,086,836

		135,057,302

Textiles, Apparel & Luxury Goods – 0.2%
Coach, Inc.	204,600	13,080,078

Wireless Telecommunication Services – 0.7%
MetroPCS Communications, Inc.(a)	2,277,100	39,188,891

Total Long-Term Investments (Cost – $4,232,071,508) – 97.6%		5,173,988,673

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(c)(d)	116,306,776	116,306,776

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(c)(d)(e)	$83,878	83,878,400

Total Short-Term Securities (Cost – $200,185,176) – 3.8%		200,185,176

Total Investments (Cost – $4,432,256,684*) – 101.4%		5,374,173,849
Liabilities in Excess of Other Assets – (1.4)%		(72,286,443)

Net Assets – 100.0%		$5,301,887,406

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,450,037,885

Gross unrealized appreciation	$963,140,979
Gross unrealized depreciation	(39,005,015)

Net unrealized appreciation	$924,135,964

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,327,636	102,979,140	116,306,776	$489	$82,389
BlackRock Liquidity Series, LLC Money Market Series	$378,305,550	$(294,427,150)	$83,878,400	–	$336,058

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2011

Schedule of Investments (concluded)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$5,173,988,673	–	–	$5,173,988,673
Short-Term Securities	116,306,776	$83,878,400	–	200,185,176

Total	$5,290,295,449	$83,878,400	–	$5,374,173,849

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2011	3

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2011